UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $34,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     2854   557500 SH       SOLE                   557500        0        0
APPLE INC                      COM              037833100     4461    11700 SH       SOLE                    11700        0        0
BOISE INC                      COM              09746Y105     2539   491149 SH       SOLE                   491149        0        0
CF INDS HLDGS INC              COM              125269100     1357    11000 SH       SOLE                    11000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2402   320300 SH       SOLE                   320300        0        0
DENBURY RES INC                COM NEW          247916208      248    21600 SH       SOLE                    21600        0        0
ELECTRONIC ARTS INC            COM              285512109     2045   100000 SH  PUT  SOLE                   100000        0        0
GOOGLE INC                     CL A             38259P508      876     1700 SH       SOLE                     1700        0        0
GOOGLE INC                     CL A             38259P508     5150    10000 SH  CALL SOLE                    10000        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1278    13750 SH       SOLE                    13750        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       18   100000 SH       SOLE                   100000        0        0
MOHAWK INDS INC                COM              608190104     2146    50000 SH  PUT  SOLE                    50000        0        0
MOSAIC CO NEW                  COM              61945C103     1738    35500 SH       SOLE                    35500        0        0
OLD DOMINION FGHT LINES INC    COM              679580100      226     7800 SH       SOLE                     7800        0        0
PRICELINE COM INC              COM NEW          741503403     1146     2550 SH       SOLE                     2550        0        0
PROSHARES TR                   ULSH MSCI EURP   74348A301      202     3300 SH       SOLE                     3300        0        0
QUALITY DISTR INC FLA          COM              74756M102     1369   152600 SH       SOLE                   152600        0        0
ROSETTA RESOURCES INC          COM              777779307      270     7900 SH       SOLE                     7900        0        0
ROSETTA RESOURCES INC          COM              777779307      685    20000 SH  CALL SOLE                    20000        0        0
SALESFORCE COM INC             COM              79466L302     1189    10400 SH       SOLE                    10400        0        0
SWIFT TRANSN CO                CL A             87074U101     2083   323400 SH       SOLE                   323400        0        0
TPC GROUP INC                  COM              89236Y104      426    21200 SH       SOLE                    21200        0        0